Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 11 — Related party transactions

Purchases and accounts payable – related parties:

UniNet Global Inc. (“Uninet”), a vendor whose stockholder is Zhiyi (Jonathan) Zhang who is also one of the stockholders and management of the Company, sold certain products to Visiontech. On September 24, 2024, the Company entered into a trade payable forgiveness agreement with Visiontech, Uninet and NMI, relating to the cancellation of a portion of outstanding trade payables owed by Visiontech to Uninet. Visiontech owed Uninet a trade payable in the amount of $2,713,073 as of June 30, 2024. Pursuant to the trade payable forgiveness agreement, Uninet agreed to cancel the outstanding trade payable of $2,135,573, leaving a remaining balance of $577,500 still payable by Visiontech to Uninet. The debt forgiveness was recorded as an increase in additional paid in capital of $2,135,573 as a result of related party transaction. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with Visiontech, Uninet, and NMI, under which the remaining balance of $577,500 to be converted into 218,750 shares of common stock for Jonathan Zhang at a conversion price of $2.64 per share. As of March 31,2025 and December 31, 2024, the outstanding accounts payable amount due to Uninet was $0, respectively.

On April 11, 2023, one of the Company’s customers and vendors, Iluminar Lighting LLC (“Iluminar”) entered into Debt Conversion Agreement with the Company pursuant to which it will convert $1,000,000 of accounts receivable to 1,033,333 shares of Iluminar which is 10% of Iluminar’s outstanding shares. For the three months ended March 31, 2025 and 2024, the purchases made from Iluminar was $58,031 and $0, respectively. As of March 31, 2025 and December 31, 2024, the accounts payable amount due to Iluminar was $366,437 and $308,407, respectively.

Revenue and accounts receivable - related party:

During the three months ended March 31, 2025 and 2024, the sales revenue from Iluminar was $17,422 and $405,378, respectively. As of March 31, 2025 and December 31, 2024, the account receivable, net from Iluminar was $733,812 and $976,449, respectively.

Prepayments - related party:

As of March 31, 2025 and December 31, 2024, the prepayments from Jonathan was $10,000 and $10,000, respectively.

Deferred income – contract liabilities - related party:

As of March 31, 2025 and December 31, 2024, the deferred income - contract liabilities from Iluminar was $86,468 and $86,468, respectively.

Other payables — related parties

In 2022, Nature’s Miracle Inc. (Cayman) (“NMCayman”), former stockholders of NMI, currently under common control of Mr. Tie (James) Li, the Company’s CEO, paid a total amount of $345,000 of legal and audit fee for the Company. As of March 31, 2025 and December 31, 2024, the outstanding amount due to NMCayman was $170,000 and $170,000, respectively.

In 2021, Yang Wei, former shareholder of the Visiontech and current shareholder of the Company, paid a total amount of $23,813 of normal business operating fee for the Company. As of March 31, 2025 and December 31, 2024, the outstanding amount due to Yang Wei was $23,813 and $23,813, respectively.

In 2022, Zhiyi (Jonathan) Zhang, paid a total amount of $27,944 of normal business operating fee for the Company. On May 19, 2023, September 4, 2023, and July 1, 2024, Zhiyi (Jonathan) Zhang paid another $1,000, $557, $8,184 for normal business operating expenses, respectively. Furthermore, in 2024, Mr. Zhang contributed an additional $10,936 toward Company expenses. On October 11, 2023, the Company paid off $28,501 of the balance. As of March 31, 2025 and December 31, 2024, the outstanding amount due to Zhiyi (Jonathan) Zhang was $20,120 and $20,120.

In September 2024, James Li paid a total amount of $30,000 of normal business operating fee for the NMCA and NMCA paid it back to James in November 2024. During the three months ended March 31,2025, James Li paid $20,000 of normal business operating fee for NMCA, so as of March 31, 2025, the outstanding amount due to James Li was $20,000.

As of March 31, 2025, Nature’s Miracle Holding Inc. has an outstanding amount due to Mr. Tie (James) Li and Zhiyi (Jonathan) Zhang for $25,000 and $25,000 of board fees.

As of March 31, 2025 and December 31, 2024, accrued interest expense from related parties, were $106,355 and $103,776, respectively, which were included in other payable related parties on the Company’s balance sheets. (see Short-term loans — related parties for detail).

Short-term loans — related parties

	As of March 31, 2025	As of December 31, 2024
Zhiyi Zhang (1)	$60,000	$60,000
Tie Li (2)	35,000	185,000
NMCayman (3)	35,755	35,755
Total short-term loans – related parties	$130,755	$280,755

(1)	On November 29, 2022, Visiontech signed a loan with Zhiyi (Jonathan) Zhang, one of the stockholders of the Company, for the principal amount of $100,000 with 8% interest rate. This loan is originally required to be paid in full before May 29, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently further extended to August 15, 2024 and April 15, 2025 and finally extended to October 16,2025. During the year ended December 31, 2023, the Company paid $40,000 to Zhiyi Zhang. The loan balance as of March 31,2025 and December 31, 2024 was $60,000 and $60,000. As of March 31, 2025 and December 31, 2024, the accrued interest of this loan was $13,263 and $12,079, respectively.
(2)	In December 2022, the Company signed two loans with Tie (James) Li, the Company’s CEO, for the total principal amount of $610,000 with 8% interest rate. This loan is originally required to be paid in full before June 1, 2023, the Company initially extended it to November 15, 2023. The Company made $500,000 payments towards the loan on June 16, 2023 and paid each $50,000 on July 29, 2024 and January 14, 2025. The $110,000 loan was further extended to February 15, 2024, subsequently extended to August 15, 2024 and April 15, 2025, and finally extended to October 16, 2025. The loan balance as of March 31,2025 and December 31, 2024 was $10,000 and $60,000, respectively. The accrued interest of this loan as of March 31, 2025 and December 31, 2024 was $745 and $547, respectively.

On July 11, 2023, Lakeshore signed one loan with Tie (James) Li for a principal amount of $125,000 with 8% interest rate. This loan was required to be paid in full before November 11, 2023. On December 8, 2023, Lakeshore entered into a side letter to this loan agreement to extend the repayment to March 11, 2024 and agree to waive any and all interest and penalties that may have accrued commencing on November 11, 2023. This loan was subsequently extended to September 15, 2024 and April 15, 2025, and finally extended to October 16, 2025. The Company made $100,000 payments towards the loan on January 14, 2025. The loan balance as of March 31, 2025 and December 31, 2024 was $25,000 and $125,000, respectively. As of March 31, 2025, accrued interest of this loan was $3,014.

(3)	On January 17, 2023, the Company and NMCayman entered into a loan agreement for the principal amount of $318,270 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently extended to August 15, 2024 and April 15, 2025, and finally extended to October 16, 2025. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with NMCayman, under which $299,714 balance of this debt and $277,786 balance of another debt (see below) will be converted into 218,750 shares of common stock for James at a conversion price of $2.64 per share. As of March 31, 2025 and December 31, 2024, the loan balance was $18,556 and $18,556, respectively. As of March 31, 2025 and December 31, 2024, accrued interest of this loan was $46,545 and $46,180, respectively.

On January 17, 2023, the Company and NMCayman entered into a loan agreement for the principal amount of $294,985 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently extended to August 15, 2024 and April 15, 2025, and finally extended to October 16, 2025. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with NMCayman, under which $277,786 balance of this debt and $299,714 balance of another debt will be converted into 218,750 shares of common stock for James at a conversion price of $2.64 per share. As of March 31, 2025 and December 31, 2024, the loan balance was $17,199 and $17,199, respectively. As of March 31, 2025 and December 31, 2024, the accrued interest of this loan was $42,788 and $42,449, respectively.

Interest expense for short-term loan - related parties amounted to $2,579 and $16,056 during the three months ended March 31, 2025 and 2024, respectively.

Note 12 — Related party transactions

Purchases and accounts payable – related parties:

UniNet Global Inc. (“Uninet”), a vendor whose stockholder is Zhiyi (Jonathan) Zhang who is also one of the stockholders and management of the Company, sold certain products to Visiontech. On September 24, 2024, the Company entered into a trade payable forgiveness agreement with Visiontech, Uninet and NMI, relating to the cancellation of a portion of outstanding trade payables owed by Visiontech to Uninet. Visiontech owed Uninet a trade payable in the amount of $2,713,073 as of June 30, 2024. Pursuant to the trade payable forgiveness agreement, Uninet agreed to cancel the outstanding trade payable of $2,135,573, leaving a remaining balance of $577,500 still payable by Visiontech to Uninet. The debt forgiveness was recorded as an increase in additional paid in capital of $2,135,573 as a result of related party transaction. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with Visiontech, Uninet, and NMI, under which the remaining balance of $577,500 to be converted into 218,750 shares of common stock for Jonathan Zhang at a conversion price of $2.64 per share. As of December 31, 2024 and 2023, the outstanding accounts payable amount due to Uninet was $0 and $2,758,074, respectively.

From 2022 to April 2023, Jinlong (David) Du, the CEO of Megaphoton, was also the Director of NMI and will serve as Director of the Company following the Merger with Lakeshore. On April 17, 2023, Jinlong Du resigned from his position as a member of the NMI’s board of director and will not serve as the Company’s director post merger. For the four months ended April 30, 2023, the purchases Visiontech made from Megaphoton was $92,416 and the purchases Hydroman made from Megaphoton was $0. Hydroman and Megaphoton ended the exclusive supplier agreement on May 4, 2023.

On April 11, 2023, one of the Company’s customers and vendors, Iluminar Lighting LLC (“Iluminar”) entered into Debt Conversion Agreement with the Company pursuant to which it will convert $1,000,000 of accounts receivable to 1,033,333 shares of Iluminar which is 10% of Iluminar’s outstanding shares. For the years ended December 31, 2024 and 2023, the purchases made from Iluminar was $307,182 and $56,671, respectively. As of December 31, 2024 and 2023, the accounts payable amount due to Iluminar was $308,407 and $0, respectively.

Revenue and accounts receivable - related party:

During the years ended December 31, 2024 and 2023, the sales revenue from Iluminar was $1,593,926 and $300,053, respectively. As of December 31, 2024 and 2023, the account receivable, net from Iluminar was $976,449 and $305,669, respectively.

Prepayments - related party:

As of December 31, 2024 and 2023, the prepayments from Jonathan was $10,000 and $0, respectively.

Deferred income – contract liabilities - related party:

As of December 31, 2024 and 2023, the deferred income - contract liabilities from Iluminar was $86,468 and $0, respectively.

Other payables — related parties

For the year ended December 31, 2022, Nature’s Miracle Inc. (Cayman) (“NMCayman”), former stockholders of NMI, currently under common control of Mr. Tie (James) Li, the Company’s CEO, paid a total amount of $345,000 of legal and audit fee for the Company. As of December 31, 2024 and 2023, the outstanding amount due to NMCayman was $170,000 and $170,000, respectively.

For the year ended December 31, 2021, Yang Wei, former shareholder of the Visiontech and current shareholder of the Company, paid a total amount of $23,813 of normal business operating fee for the Company. As of December 31, 2024 and 2023, the outstanding amount due to Yang Wei was $23,813 and $23,813, respectively.

For the year ended December 31, 2022, Zhiyi (Jonathan) Zhang, paid a total amount of $27,944 of normal business operating fee for the Company. On May 19, 2023, September 4, 2023, and July 1, 2024, Zhiyi (Jonathan) Zhang paid another $1,000, $557, $8,184 for normal business operating expenses, respectively. Furthermore, in 2024, Mr. Zhang contributed an additional $10,936 toward Company expenses. On October 11, 2023, the Company paid off $28,501 of the balance. As of December 31, 2024 and 2023, the outstanding amount due to Zhiyi (Jonathan) Zhang was $20,120 and $1,000.

In September 2024, James Li paid a total amount of $30,000 of normal business operating fee for the NMCA and NMCA paid it back to James in November 2024. As of December 31, 2024, the outstanding amount due to James Li was $0.

For the year ended December 31, 2024, Nature’s Miracle Holding Inc. has an outstanding amount due to Mr. Tie (James) Li for $25,000 of board fees.

For the year ended December 31, 2024, Nature’s Miracle Holding Inc. has an outstanding amount due to Zhiyi (Jonathan) Zhang for $25,000 of board fees.

As of December 31, 2024 and 2023, accrued interest expense from related parties, were $103,776 and $63,141, respectively, which were included in other payable related parties on the Company’s balance sheets. (see Short-term loans — related parties for detail).

Loan receivable — related parties:

	As of December 31, 2024	As of December 31, 2023
Loan to Lakeshore Acquisition II Corp.	$-	$460,000
Total loan receivable – related parties	$-	$460,000

On June 8, 2023, the Company and Lakeshore entered into a promissory note for the principal amount of $40,000 with zero interest rate.

On July 7, 2023, August 10, 2023, September 11, 2023, October 11, 2023 and November 9, 2023, NMI and Lakeshore entered into five promissory notes for the principal amount of $80,000 each with zero interest rate.

On December 7, 2023, January 8, 2024, and February 6, 2024, NMI and Lakeshore entered into three promissory notes pursuant to which Lakeshore borrowed the principal amount of $20,000 each with zero interest rate.

As a result of the Merger, all loans to Lakeshore had been consolidated and eliminated on the Company’s consolidated balance sheets.

Interest income for loan receivable – related parties amounted to $0 and $6,861 for the years ended December 31, 2024 and 2023, respectively.

Short-term loans — related parties

	As of December 31, 2024	As of December 31, 2023
Zhiyi Zhang (1)	$60,000	$60,000
Tie Li (2)	185,000	110,000
NMCayman (3)	35,755	613,255
Total short-term loans – related parties	$280,755	$783,255

(1)	On November 29, 2022, Visiontech signed a loan with Zhiyi (Jonathan) Zhang, one of the stockholders of the Company, for the principal amount of $100,000 with 8% interest rate. This loan is originally required to be paid in full before May 29, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently further extended to August 15, 2024, and finally extended to April 15, 2025. During the year ended December 31, 2023, the Company paid $40,000 to Zhiyi Zhang. The loan balance as of December 31, 2024 and 2023 was $60,000 and $60,000. As of December 31, 2024 and 2023, the accrued interest of this loan was $12,079 and $7,186, respectively.

(2)	In December 2022, the Company signed two loans with Tie (James) Li, the Company’s CEO, for the total principal amount of $610,000 with 8% interest rate. This loan is originally required to be paid in full before June 1, 2023, the Company initially extended it to November 15, 2023. The Company made $500,000 payments towards the loan on June 16, 2023 and paid $50,000 on July 29, 2024. The $110,000 loan was further extended to February 15, 2024, subsequently extended to August 15, 2024, and finally extended to April 15, 2025. The loan balance as of December 31, 2024 and 2023 was $60,000 and $110,000, respectively. The accrued interest of this loan as of December 31, 2024 and 2023 was $547 and $8,800, respectively.

On July 11, 2023, Lakeshore signed one loan with Tie (James) Li for a principal amount of $125,000 with 8% interest rate. This loan was required to be paid in full before November 11, 2023. On December 8, 2023, Lakeshore entered into a side letter to this loan agreement to extend the repayment to March 11, 2024 and agree to waive any and all interest and penalties that may have accrued commencing on November 11, 2023. This loan was subsequently extended to September 15, 2024 and finally extended to April 15, 2025. The loan balance as of December 31, 2024 and 2023 was $125,000 and $0, respectively. As of December 31, 2024, accrued interest of this loan was $2,521.

(3)	On January 17, 2023, the Company and NMCayman entered into a loan agreement for the principal amount of $318,270 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently extended to August 15, 2024, and finally extended to April 15, 2025. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with NMCayman, under which $299,714 balance of this debt and $277,786 balance of another debt (see below) will be converted into 218,750 shares of common stock for James at a conversion price of $2.64 per share. As of December 31, 2024 and 2023, the loan balance was $18,556 and $318,270, respectively. As of December 31, 2024 and 2023, accrued interest of this loan was $46,180 and $24,276, respectively.

On January 17, 2023, the Company and NMCayman entered into a loan agreement for the principal amount of $294,985 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, subsequently extended to August 15, 2024, and finally extended to April 15, 2025. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement with NMCayman, under which $277,786 balance of this debt and $299,714 balance of another debt will be converted into 218,750 shares of common stock for James at a conversion price of $2.64 per share. As of December 31, 2024 and 2023, the loan balance was $17,199 and $294,985, respectively. As of December 31, 2024 and 2023, the accrued interest of this loan was $42,449 and $22,500, respectively.

On April 1, 2023, NMI and NMCayman entered into a loan agreement for the principal amount of $160,000 with 8% interest rate. This loan had been paid in full on June 13, 2023.

Interest expense for short-term loan - related parties amounted to $61,597 and $80,381 during the twelve months ended December 31, 2024 and 2023, respectively.